Temporary Equity	6 Months Ended
Jun. 30, 2022
Temporary Equity
Temporary Equity

Note 11. Temporary Equity

The following table shows all changes to temporary equity during for the six months ended June 30, 2021.

	Convertible Preferred Stock
	Series B		Series B-1		Series C-1
	Shares	Amount	Shares	Amount	Shares	Amount
March 31, 2021	213,583	$1,281,500	459,426	$3,445,716	260,702	$4,615,927
Dividend paid in Series B-1 Preferred Stock	–	–	–	–	5,626	42,196
Conversion of Series B and B-1 Preferred Stock to Common Stock	(213,583)	(1,281,500)	(459,426)	(3,445,716)	(266,328)	(4,658,123)
June 30, 2021	–	$–	–	$–	–	$–

	Convertible Preferred Stock
	Series B		Series B-1		Series C-1
	Shares	Amount	Shares	Amount	Shares	Amount
December 31, 2020	216,916	$1,301,500	467,728	$3,507,981	255,289	$4,550,977
Series C-1 Issue for a reduction in stock payables	–	–	–	–	5,413	64,950
Dividend paid in Series B-1 Preferred Stock	–	–	–	–	5,626	42,196
Conversion of Series B and B-1 Preferred Stock to Common Stock	(216,916)	(1,301,500)	(467,728)	(3,507,981)	(266,328)	(4,658,123)
June 30, 2021	–	$–	–	$–	–	$–

During the year ended December 31, 2021, all shares of Series B, B-1, and C-1 Preferred Stock were converted to common stock.